Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
(12)	Earnings (Loss) Per Share

Basic earnings (loss) per share has been computed on the basis of the weighted-average number of shares of common stock outstanding. For the three months and the six months ended June 30, 2016 outstanding stock options are considered dilutive securities for the purposes of calculating diluted earnings per share which was computed using the treasury method. There were no stock options outstanding as of June 30, 2015. The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released. ($ in thousands, except per share amounts):

	Three months Ended June 30, 2016	Three months Ended June 30, 2015
Income (Loss)	$73	$(151)
Weighted Average Shares	4,948,606	3,964,725
Basic income per share:	$0.01	$(0.04)
Weighted Average Diluted Shares	4,961,508	3,964,725
Diluted income per share	$0.01	$(0.04)

	Six months Ended June 30, 2016	Six months Ended June 30, 2015
Income (Loss)	$227	$(504)
Weighted Average Shares	4,949,210	3,964,725
Basic income per share:	$0.05	$(0.13)
Weighted Average Diluted Shares	4,963,285	3,964,725
Diluted income per share	$0.05	$(0.13)

(24)	Loss Per Share

Basic loss per share has been computed on the basis of the weighted-average number of shares of common stock outstanding. For the year ended December 31, 2015, basic and diluted loss per share is the same due the stock options not being considered dilutive due to the loss incurred by the Company. The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released ($ in thousands, except per share amounts):

	Net loss available to common stockholders	Weighted Average Shares	Per Share Amount
Year Ended December 31, 2015:
Basic and Dilutive loss per share:
Net loss available to common stockholders	$(2,245)	3,993,560	$(0.56)

The Conversion was completed on July 14, 2014. Loss per share was not computed until January 1, 2015, as if the Conversion from a mutual savings bank to a capital stock holding company occurred on that date.